Impairment of Investments (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Impairment Of Assets [Line Items]
Total impairment of investments		$ 37.9	$ 6.8	$ 10.3
Arctic Platinum [Member]
Impairment Of Assets [Line Items]
Total impairment of investments	[1]	30.0
Listed investments
Impairment Of Assets [Line Items]
Total impairment of investments		$ 7.9	0.9	$ 10.3
Unlisted investments
Impairment Of Assets [Line Items]
Total impairment of investments			$ 5.9

[1]	Following the Group's decision during 2013 to dispose of non-core projects, Arctic Platinum was classified as held for sale and, accordingly, valued at the lower of fair value less cost of disposal or carrying value. During 2015, active marketing activities for the disposal of the project continued. During 2015, Arctic Platinum was impaired by $30.0 million to its fair value less cost of disposal, resulting in a carrying value of US$1.0 million at December 31, 2015.